Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property, plant and equipment consists of the following:

(in thousands)	March 31, 2023	June 30, 2022
Buildings and improvements	$146,581	$141,324
Land	26,079	36,215
Machinery and equipment	80,894	76,916
Cooperage	9,644	13,015
Vineyards	16,034	21,177
Furniture and fixtures	1,767	1,754
	280,999	290,401
Less accumulated depreciation and amortization	(76,893)	(71,697)
	204,106	218,704
Construction in progress	15,574	17,396
	$219,680	$236,100

Property, plant and equipment consists of the following:

(in thousands)	June 30, 2022	June 30, 2021
Buildings and improvements	$141,324	$129,288
Land	36,215	33,734
Machinery and equipment	76,916	58,227
Cooperage	13,015	10,551
Vineyards	21,177	21,364
Furniture and fixtures	1,754	1,343
	290,401	254,507
Less accumulated depreciation and amortization	(71,697)	(52,791)
	218,704	201,716
Construction in progress	17,396	11,957
	$236,100	$213,673

Property and equipment consists of the following at June 30, 2021 and June 30, 2020:

	June 30,
(in thousands)	2021	2020
Buildings and improvements	$129,288	$95,270
Land	33,734	31,330
Machinery and equipment	58,227	35,935
Cooperage	10,551	11,074
Vineyards	21,364	19,478
Furniture and equipment	1,343	1,157
	254,507	194,244
Less accumulated depreciation and amortization	(52,791)	(44,568)
	201,716	149,676
Construction in progress	11,957	12,497
	$213,673	$162,173